Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of financial statements - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 12, 2021
Condensed Financial Statements, Captions [Line Items]
Total Assets	$ 15,000			$ 347,072,608	$ 348,644,865
Total liabilities	400			53,101,747	36,448,520
Class A common stock					0
Additional paid-in capital	24,137				0
Retained earnings (accumulated deficit)	(10,400)			(51,030,002)	(32,804,518)
Total stockholders' equity (deficit)	14,600	$ (26,748,526)	$ (32,304,604)	(51,029,139)	(32,803,655)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	15,000			347,072,608	348,644,865
Cash Flow used in Operating Activities				(1,243,824)
Cash Flows used in Investing Activities				(345,000,000)
Cash Flows provided by Financing Activities				347,842,330
Supplemental Disclosure Of Non cash Financing Activities [Abstract]
Offering costs included in accrued expenses				506,550
Offering costs paid by related party under promissory note				89,891
Deferred underwriting commissions in connection with the initial public offering				$ 12,075,000
As Reported
Condensed Financial Statements, Captions [Line Items]
Total Assets		347,742,624	347,606,096		348,644,865
Total liabilities		29,769,286	34,910,699		36,448,520
Class A common stock subject to possible redemption		312,973,330	307,695,390		307,196,340
Class A common stock		320	373		378
Class B common stock		863	863		863
Additional paid-in capital		46,352	5,602,376		5,809,812
Retained earnings (accumulated deficit)		4,952,473	(603,605)		(811,048)
Total stockholders' equity (deficit)		5,000,008	5,000,007		5,000,005
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		347,742,624	347,606,096		348,644,865
Cash Flow used in Operating Activities		(798,200)	(730,082)
Cash Flows used in Investing Activities		(345,000,000)	(345,000,000)
Cash Flows provided by Financing Activities		347,842,331	347,784,164
Supplemental Disclosure Of Non cash Financing Activities [Abstract]
Offering costs included in accrued expenses		506,550	448,383
Offering costs paid by related party under promissory note		89,891	89,891
Deferred underwriting commissions in connection with the initial public offering		12,075,000	12,075,000
Initial value of Class A common stock subject to possible redemption		307,196,340	307,196,340
Change in value of Class A common stock subject to possible redemption		499,050	5,776,990
As Restated
Condensed Financial Statements, Captions [Line Items]
Total Assets		347,742,624	347,606,096		348,644,865
Total liabilities		29,769,286	34,910,699		36,448,520
Class A common stock subject to possible redemption		345,000,000	345,000,000		345,000,000
Class B common stock		863	863		863
Retained earnings (accumulated deficit)		(27,027,525)	(32,305,466)		(32,804,518)
Total stockholders' equity (deficit)		(27,026,662)	(32,304,603)		(32,803,655)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		347,742,624	347,606,096		348,644,865
Cash Flow used in Operating Activities		(798,200)	(730,082)
Cash Flows used in Investing Activities		(345,000,000)	(345,000,000)
Cash Flows provided by Financing Activities		347,842,331	347,784,164
Supplemental Disclosure Of Non cash Financing Activities [Abstract]
Offering costs included in accrued expenses		506,550	448,383
Offering costs paid by related party under promissory note		89,891	89,891
Deferred underwriting commissions in connection with the initial public offering		12,075,000	12,075,000
Adjustment
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption		32,026,670	37,304,610		37,803,660
Class A common stock		(320)	(373)		(378)
Additional paid-in capital		(46,352)	(5,602,376)		(5,809,812)
Retained earnings (accumulated deficit)		(31,979,998)	(31,701,861)		(31,993,470)
Total stockholders' equity (deficit)		(32,026,670)	(37,304,610)		$ (37,803,660)
Supplemental Disclosure Of Non cash Financing Activities [Abstract]
Initial value of Class A common stock subject to possible redemption		(307,196,340)	(307,196,340)
Change in value of Class A common stock subject to possible redemption		$ (499,050)	$ (5,776,990)